SEGMENTED INFORMATION - Statement of Earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenues	$ 987.1	$ 958.8
Cost of sales	647.0	570.4
Depreciation expense	216.0	240.5
General and administrative	48.6	52.0
Exploration	26.3	28.4
Impairment	0.0	17.1
Other	49.5	9.1
Earnings (loss) from operations	(0.3)	41.3
Net capital expenditures	934.2	766.0
Discontinued operations
Disclosure of operating segments [line items]
Revenues	47.2	405.2
Cost of sales	23.8	286.8
Depreciation expense	0.0	43.9
General and administrative	0.0	3.5
Exploration	0.1	1.2
Impairment	0.0	110.1
Other	1.3	2.5
Earnings (loss) from operations	22.0	(42.8)
Net capital expenditures	10.8	116.7
Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Revenues	1,034.3	1,364.0
Cost of sales	670.8	857.2
Depreciation expense	216.0	284.4
General and administrative	48.6	55.5
Exploration	26.4	29.6
Impairment	0.0	127.2
Other	50.8	11.6
Earnings (loss) from operations	21.7	(1.5)
Net capital expenditures	945.0	882.7
Operating gold mines
Disclosure of operating segments [line items]
Revenues	986.2	1,003.9
Cost of sales	647.0	570.4
Depreciation expense	214.9	240.1
General and administrative	0.0	0.0
Exploration	0.0	0.2
Impairment	0.0	11.5
Other	42.0	3.6
Earnings (loss) from operations	82.3	178.1
Net capital expenditures	202.2	200.0
Operating gold mines | Burkina Faso
Disclosure of operating segments [line items]
Revenues	809.6	883.3
Cost of sales	502.4	431.2
Depreciation expense	183.6	220.2
General and administrative	0.0	0.0
Exploration	0.0	0.2
Impairment	0.0	11.5
Other	31.6	0.7
Earnings (loss) from operations	92.0	219.5
Net capital expenditures	136.6	163.2
Operating gold mines | Canada
Disclosure of operating segments [line items]
Revenues	176.6	120.6
Cost of sales	144.6	139.2
Depreciation expense	31.3	19.9
General and administrative	0.0	0.0
Exploration	0.0	0.0
Impairment	0.0	0.0
Other	10.4	2.9
Earnings (loss) from operations	(9.7)	(41.4)
Net capital expenditures	65.6	36.8
Côté Gold Project
Disclosure of operating segments [line items]
Revenues	0.0	0.0
Cost of sales	0.0	0.0
Depreciation expense	0.0	0.0
General and administrative	0.4	1.3
Exploration	4.2	3.0
Impairment	0.0	0.0
Other	1.0	0.0
Earnings (loss) from operations	(5.6)	(4.3)
Net capital expenditures	731.6	551.8
Exploration and evaluation and development
Disclosure of operating segments [line items]
Revenues	0.0	0.0
Cost of sales	0.0	0.0
Depreciation expense	0.0	0.0
General and administrative	0.0	0.2
Exploration	22.1	25.2
Impairment	0.0	0.0
Other	0.2	3.3
Earnings (loss) from operations	(22.3)	(28.7)
Net capital expenditures	0.0	13.1
Corporate
Disclosure of operating segments [line items]
Revenues	0.9	(45.1)
Cost of sales	0.0	0.0
Depreciation expense	1.1	0.4
General and administrative	48.2	50.5
Exploration	0.0	0.0
Impairment	0.0	5.6
Other	6.3	2.2
Earnings (loss) from operations	(54.7)	(103.8)
Net capital expenditures	$ 0.4	$ 1.1